Investment Objectives and Goals - Infrastructure Capital Nasdaq Option Income ETF	May 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Infrastructure Capital Nasdaq Option Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Infrastructure Capital Nasdaq Option Income ETF (the “Fund”) seeks high current monthly income
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.